UNITED STATES                       OMB APPROVAL
      SECURITIES AND EXCHANGE COMMISSION       OMB NUMBER: 3235-0058
                                               Expires: May 31, 1997
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                FORM 12B-25
                                                  SEC FILE NUMBER
         NOTIFICATION OF LATE FILING
                                                    CUSIP NUMBER


(Check one): [X] Form 10-K/10-KSB   [ ] Form 11-K   [ ] Form 20-F
             [ ] Form 10-QSB        [ ] Form N-SAR

For Period Ended: December 31, 2001

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Read Instructions (on back page) Before Preparing Form. Please Print or Type.

Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I -- REGISTRANT INFORMATION

                              LEADVILLE CORPORATION
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                             Full Name of Registrant


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                            Former Name if Applicable

                           7002 Graham Road, Suite 106
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           Address of Principal Executive Officer (Street and Number)

                           Indianapolis, Indiana 46038
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                            City, State and Zip Code


PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25, the following should be completed. (Check box if appropriate)

               (a)  The reasons described in reasonable detail in Part III of
----X-----          this form could not be eliminated without unreasonable
                    effort or expense;

               (b)  The subject annual report or semi-annual report/portion
----------          thereof will be filed on or before the fifteenth calendar
                    day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

               (c)  The accountant's statement or other exhibit required by Rule
----------          12b-25(c) has been attached, if applicable.


                                       (1)

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K/10-KSB, 11-K, 20-F, 10-Q or N-SAR or portion thereof, could not be filed within the prescribed time period.

The year-end audit by outside auditors has not yet been completed. The Company intends to complete the audit and file its Form 10-KSB as soon as practicable. The Form 10-KSB cannot be completed by the required filing date without unreasonable cost and effort.


PART IV -- OTHER INFORMATION

(1) Name and telephone number of persons to contact in regard to this notification

         JOHN H. GASPER                  317               596-0735
         --------------                  ---               --------
             (Name)                  (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).
                                                          Yes X    No
                                                             ---     ---

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(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                          Yes      No X
                                                             ---     ---

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                              LEADVILLE CORPORATION
                   ------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 30, 2002                          By: /s/ John H. Gasper
     ----------------                         -------------------------------
                                              President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative(other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                       (2)

                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 U.S.C. 1001)


GENERAL INSTRUCTIONS

1. This Form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this Form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, DC 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the Form will be made a matter of public record in the Commissions files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notification must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The Form shall be clearly identified as an amendment notification.

                                       (3)